Income Taxes (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Federal net operating losses	$ 5,540,000	$ 5,277,000	$ 4,860,000
Federal net operating losses expiration date	Dec. 31, 2031	Dec. 31, 2031